Loans and asset quality - Credit Risk Profile by Origination (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	$ 12,281	$ 10,147
Fiscal year before current fiscal year	4,047	4,130
Two years before current fiscal year	3,085	1,541
Three years before current fiscal year	1,129	1,893
Four years before current fiscal year	1,068	832
More than five years before current fiscal year	4,853	5,030
Amortized cost	37,240	37,617
Converted to term loans – Amortized cost	123	34
Total	63,826	61,224
Accrued interest receivable	300	231
Loans	66,879	66,063
Wealth management mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	850	1,775
Fiscal year before current fiscal year	1,689	1,976
Two years before current fiscal year	1,909	918
Three years before current fiscal year	863	775
Four years before current fiscal year	736	485
More than five years before current fiscal year	3,066	3,012
Amortized cost	18	25
Converted to term loans – Amortized cost	0	0
Total	9,131	8,966
Wealth management loans and mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	39	45
Fiscal year before current fiscal year	32	57
Two years before current fiscal year	110	22
Three years before current fiscal year	26	45
Four years before current fiscal year	7	0
More than five years before current fiscal year	167	217
Amortized cost	8,627	9,916
Converted to term loans – Amortized cost	101	0
Total	9,109	10,302
Accrued interest receivable	57	49
Other residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	184	27
Fiscal year before current fiscal year	561	70
Two years before current fiscal year	200	0
Three years before current fiscal year	5	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	216	248
Amortized cost	0	0
Converted to term loans – Amortized cost	0	0
Total	1,166	345
Accrued interest receivable	5	1
Capital call financing
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	10	0
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	3,690	3,438
Converted to term loans – Amortized cost	0	0
Total	3,700	3,438
Accrued interest receivable	15	17
Loans	3,700	3,438
Other loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	2,717	2,941
Converted to term loans – Amortized cost	0	0
Total	2,717	2,941
Accrued interest receivable	7	6
Loans	2,717	2,941
Margin loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	7,283	5,984
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	10,728	10,949
Converted to term loans – Amortized cost	0	0
Total	18,011	16,933
Accrued interest receivable	41	33
Loans	18,011	16,933
Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	3,053	4,839
Overdrafts | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	3,053	4,839
Other residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	1,166	345
Writeoff	3
Investment grade | Loans receivable
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	39	45
Fiscal year before current fiscal year	30	57
Two years before current fiscal year	110	22
Three years before current fiscal year	26	45
Four years before current fiscal year	7	0
More than five years before current fiscal year	167	217
Amortized cost	8,542	9,887
Converted to term loans – Amortized cost	101	0
Total	9,022	10,273
Non-investment grade | Loans receivable
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	2	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	85	29
Converted to term loans – Amortized cost	0	0
Total	87	29
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	245	457
Fiscal year before current fiscal year	132	154
Two years before current fiscal year	70	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	43
More than five years before current fiscal year	45	45
Amortized cost	1,620	1,033
Converted to term loans – Amortized cost	0	0
Total	2,112	1,732
Accrued interest receivable	3	2
Commercial | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	193	379
Fiscal year before current fiscal year	114	148
Two years before current fiscal year	70	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	43
More than five years before current fiscal year	45	45
Amortized cost	1,483	963
Converted to term loans – Amortized cost	0	0
Total	1,905	1,578
Commercial | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	52	78
Fiscal year before current fiscal year	18	6
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	137	70
Converted to term loans – Amortized cost	0	0
Total	207	154
Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	2,690	1,696
Fiscal year before current fiscal year	1,549	1,484
Two years before current fiscal year	739	552
Three years before current fiscal year	195	1,062
Four years before current fiscal year	318	297
More than five years before current fiscal year	1,027	910
Amortized cost	220	203
Converted to term loans – Amortized cost	22	22
Total	6,760	6,226
Accrued interest receivable	30	25
Commercial real estate | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	1,518	1,265
Fiscal year before current fiscal year	864	973
Two years before current fiscal year	585	407
Three years before current fiscal year	152	739
Four years before current fiscal year	271	204
More than five years before current fiscal year	875	904
Amortized cost	136	183
Converted to term loans – Amortized cost	22	0
Total	4,423	4,675
Commercial real estate | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	1,172	431
Fiscal year before current fiscal year	685	511
Two years before current fiscal year	154	145
Three years before current fiscal year	43	323
Four years before current fiscal year	47	93
More than five years before current fiscal year	152	6
Amortized cost	84	20
Converted to term loans – Amortized cost	0	22
Total	2,337	1,551
Financial institutions
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	750	146
Fiscal year before current fiscal year	84	389
Two years before current fiscal year	57	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	10	25
Amortized cost	9,620	9,112
Converted to term loans – Amortized cost	0	12
Total	10,521	9,684
Accrued interest receivable	120	78
Financial institutions | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	616	126
Fiscal year before current fiscal year	74	389
Two years before current fiscal year	57	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	10	25
Amortized cost	6,948	7,216
Converted to term loans – Amortized cost	0	0
Total	7,705	7,756
Financial institutions | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	134	20
Fiscal year before current fiscal year	10	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	2,672	1,896
Converted to term loans – Amortized cost	0	12
Total	2,816	1,928
Lease financings
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	230	17
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	49
Three years before current fiscal year	40	11
Four years before current fiscal year	7	7
More than five years before current fiscal year	322	573
Amortized cost	0	0
Converted to term loans – Amortized cost	0	0
Total	599	657
Accrued interest receivable	0	0
Wealth management mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Accrued interest receivable	$ 22	$ 20